Exhibit 99.10 Schedule 1

Data Compare Detail Report
3265_PRPM 2025-NQM3_FINAL
Run Date - 6/15/2025 14:30:00 PM

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value
1082772			xx	Closing/Settlement Date	hudClosingDetailPage	xx	xx